Financial risk management and derivative financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Financial risk management and derivative financial instruments
23. Financial risk management and derivative financial instruments
Overview
The Group is exposed to financial risks that arise in relation to underlying business activities. These risks include: market risk, liquidity risk, credit risk and capital risk. There are Board approved policies in place to manage these risks. Treasury activities to manage these risks may include money market funds, repurchase agreements, spot and forward foreign exchange instruments, currency swaps, interest rate swaps and forward rate agreements.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises: foreign exchange risk and interest rate risk. Financial instruments affected by market risk include loans and other borrowings, cash and cash equivalents, debt and equity investments and derivatives.
Foreign exchange risk
Movements in foreign exchange rates can affect the Group’s reported profit or loss, net liabilities and its interest cover. The most significant exposures of the Group are in currencies that are freely convertible. The Group’s reported debt has an exposure to borrowings held in sterling and euros. After the effect of currency swaps, the Group holds its bond debt in sterling, which is the primary currency of shareholder returns, and in US dollars, the predominant currency of the Group’s revenue and cash flows. US dollar borrowings or currency derivatives also act as a net investment hedge of US dollar denominated assets.
When the Group borrows in currencies different from the functional currency of the borrowing entity, currency swaps are transacted at the same time to minimise foreign exchange risk. Currency swaps were transacted against the
€
500m 2.125% 2027 and
€
500m 1.625% 2024 bonds, in November 2018 and October 2020 respectively, swapping the bonds’ proceeds and interest flows into sterling. Similar currency swaps were transacted against the
€
600m 4.375% 2029 bonds in November 2023 and
€
750m 3.625% 2031 bonds in September 2024, swapping the bond proceeds and interest flows into US dollars (see page 237).
Interest rate risk
The Group is exposed to interest rate risk in relation to its fixed and floating rate borrowings. The Group’s policy requires a minimum of 50% fixed rate debt. With the exception of overdrafts, 100% of borrowings were fixed rate debt at 31 December 2024 (2023: 100%).

Derivative financial instruments
Derivatives are recorded in the Group statement of financial position at fair value (see note 24) as follows:

Derivatives	2024 $m	2023 $m

Currency swaps	(78)	(20)

Currency forwards	4	15

	(74)	(5)

Analysed as:

Non-current assets	4	20

Current liabilities	–	(25)

Non-current liabilities	(78)	–

	(74)	(5)
The carrying amount of currency swaps and forwards comprises $102m loss (2023: $2m loss) relating to exchange movements on the underlying principal, included within net debt (see note 22), and a $28m gain (2023: $3m loss) relating to other fair value movements.
Details of the credit risk on derivative financial instruments are included on page 239.
Currency swaps and forwards have been transacted as follows:

Date of designation	Hedge type	Pay leg	Interest rate	Receive leg	Interest rate	Maturity	Risk	Hedged item

November 2018	Cash flow	£436m	3.5%	€ 500m	2.125%	May 2027	Foreign exchange	€500m 2.125% bonds 2027

October 2020	Cash flow	£454m	2.7%	€ 500m	1.625%	October 2024	Foreign exchange	€500m 1.625% bonds 2024

November 2023	Cash flow	$657m	6.0%	€ 600m	4.375%	November 2029	Foreign exchange	€600m 4.375% bonds 2029

September 2024	Cash flow	$834m	4.9%	€ 750m	3.625%	September 2031	Foreign exchange	€750m 3.625% bonds 2031

October 2023	Net investment	$425m	n/a	£344m	n/a	October 2028	Spot foreign exchange	Net assets of specified subsidiaries with US dollar foreign currency
Cash flow hedges
There is an economic relationship between the hedged item and the hedging instrument as the critical terms are aligned, such that the hedge ratio is
1:1
.
The change in the fair value of hedging instruments used to measure hedge ineffectiveness in the period mirrors that of the hypothetical derivative (hedged item) and was a $90m loss (2023: $14m loss).
Hedge ineffectiveness arises where the cumulative change in the fair value of the swaps exceeds the change in fair value of the future cash flows of the bonds, and may be due to any opening fair value of the hedging instrument, or a change in the credit risk of the Group or counterparty. There was no cumulative ineffectiveness in 2024 or 2023.
Amounts recognised in the cash flow hedge reserves are analysed in note 28.
Net investment hedges
The Group currently designates the following as net investment hedges of its foreign operations, being the net assets of certain Group subsidiaries with a US dollar functional currency:
– Borrowings under the RCF;
– Long-dated currency forward contracts; and
– Certain short-dated foreign exchange swaps.
There is an economic relationship between the hedged item and the hedging instrument as the net investment creates a foreign exchange risk that will match the foreign exchange risk on the US dollar borrowings or foreign exchange swaps or forwards. The hedge ratio is 1:1 as the underlying risk of the hedging instrument is identical to the hedged risk component. Hedge effectiveness is assessed by comparing changes in the carrying amount of the hedging instrument that is attributable to a change in the spot rate with changes in the investment in the foreign operation due to movements in the spot rate.
The change in value of hedging instruments recognised in the currency translation reserve through other comprehensive income was a loss of $7m (2023: $15m gain). There was no ineffectiveness recognised in the Group income statement during the current or prior year.

Interest and foreign exchange risk sensitivities
The following table shows the impact of a general strengthening in the US dollar against sterling and euro on the Group’s profit or loss before tax and net liabilities, and the impact of a rise in US dollar and sterling interest rates on the Group’s profit before tax. The impact of the strengthening in the euro against sterling on net liabilities is also shown, as this impacts the fair value of the currency swaps.

		2024 $m	2023 $m	2022 $m

(Decrease)/increase in profit before tax

Sterling: US dollar exchange rate	$0.05 fall	(38)	(14)	(3)

Euro: US dollar exchange rate	$0.05 fall	(7)	(3)	–

US dollar interest rates	1% increase	4	2	4

Sterling interest rates	1% increase	3	9	4

Decrease/(increase) in net liabilities

Sterling: US dollar exchange rate	$0.05 fall	3	(12)	27

Euro: US dollar exchange rate	$0.05 fall	25	49	50

Sterling: euro exchange rate	€ 0.05 fall	31	64	60
A strengthening of US dollar against sterling has a greater effect on profit before tax than on net liabilities as this mainly impacts balances between Group companies which are eliminated on consolidation.
Interest rate sensitivity relates to cash balances and would only be realised to the extent deposit rates increase by 1%.
Interest rate sensitivities include the impact of hedging and are calculated based on the year-end
net debt position.
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents are held in short-term deposits, repurchase agreements and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $2m (2023: $30m) is held in countries where repatriation is restricted (
see note 17).
Medium- and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 21.
The RCF contains
two
financial covenants: interest cover (Covenant EBITDA: Covenant interest payable) and a leverage ratio (Covenant net debt: Covenant EBITDA). These are tested at half year and full year on a trailing
12-month
basis.

	31 December 2024	a

Covenant test levels for RCF

Leverage	< 4.0x

Interest cover	>3.5x

	2024	2023	2022

Covenant measures

Covenant EBITDA ($m)	1,195	1,086	896

Covenant net debt ($m)	2,804	2,328	1,898

Covenant interest payable ($m)	123	88	109

Leverage	2.35	2.14	2.12

Interest cover	9.72	12.34	8.22
a. The same covenant test levels also applied at 31 December 2023 and 2022.
The interest margin payable on the RCF is linked to the Group’s credit rating and is currently 0.60%.

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments and derivative financial instruments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	17	–	–	–	17

Bonds	482	531	1,859	837	3,709

Lease liabilities	52	50	139	3,125	3,366

Trade and other payables (excluding deferred and contingent purchase consideration)	589	1	1	3	594

Contingent purchase consideration	–	39	42	–	81

Financial guarantee contracts	31	–	–	–	31

Derivative financial instruments:

Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)

Currency swaps hedging bonds outflows	101	100	1,457	916	2,574

Forward currency contract inflows	–	–	(431)	–	(431)

Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2023	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	44	–	–	–	44

Bonds	644	464	1,681	694	3,483

Lease liabilities	57	52	130	3,164	3,403

Trade and other payables (excluding deferred and contingent purchase consideration)	651	1	3	2	657

Deferred and contingent purchase consideration	13	–	81	–	94

Financial guarantee contracts	50	–	–	–	50

Derivative financial instruments:

Currency swaps hedging bonds inflows	(604)	(41)	(664)	(694)	(2,003)

Currency swaps hedging bonds outflows	653	59	704	696	2,112

Forward currency contract inflows	–	–	(438)	–	(438)

Forward currency contract outflows	–	–	425	–	425
Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a
BBB-
credit rating or better or those providing adequate security. The Group uses long-term credit ratings from S&P, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is
AA-
or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.

The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2024	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	41	107	249	–	14	411

Money market funds	415	–	–	–	–	–	–	–	415

Repurchase agreement collateral	26	9	2	3	–	–	–	–	40

31 December 2023	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	129	147	258	77	21	632

Money market funds	375	–	–	–	–	–	–	–	375

Repurchase agreement collateral	110	6	–	20	–	–	–	–	136
Capital risk management
The Group’s capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, while maintaining maximum operational flexibility and ensuring the Group is able to continue as a going concern. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2024 (which differs from the ratio as calculated for covenant tests) was 2.34 (2023: 2.09).
The Group currently has a senior unsecured long-term credit rating of BBB from S&P and a Baa2 rating from Moody’s. In the event of the S&P rating being downgraded below
BBB-
(a downgrade of two levels) there would be an additional
step-up
coupon of 1.25% payable on the bonds maturing between 2025 and 2029 and in the event of the Moody’s rating being downgraded below Baa3 (a downgrade of two levels) there would be an additional step-up
coupon of 1.25% payable on the bonds maturing in 2029. The bonds maturing in 2031 do not have a step-up
coupon.

Liquidity risk
Liquidity risk
Group policy ensures sufficient liquidity is maintained to meet all foreseeable medium-term cash requirements and provide headroom against unforeseen obligations.
Cash and cash equivalents are held in short-term deposits, repurchase agreements and cash funds which allow daily withdrawals of cash. Most of the Group’s funds are held in the UK or US, although $2m (2023: $30m) is held in countries where repatriation is restricted (
see note 17).
Medium- and long-term borrowing requirements are met through committed bank facilities and bonds as detailed in note 21.
The RCF contains
two
financial covenants: interest cover (Covenant EBITDA: Covenant interest payable) and a leverage ratio (Covenant net debt: Covenant EBITDA). These are tested at half year and full year on a trailing
12-month
basis.

	31 December 2024	a

Covenant test levels for RCF

Leverage	< 4.0x

Interest cover	>3.5x

	2024	2023	2022

Covenant measures

Covenant EBITDA ($m)	1,195	1,086	896

Covenant net debt ($m)	2,804	2,328	1,898

Covenant interest payable ($m)	123	88	109

Leverage	2.35	2.14	2.12

Interest cover	9.72	12.34	8.22
a. The same covenant test levels also applied at 31 December 2023 and 2022.
The interest margin payable on the RCF is linked to the Group’s credit rating and is currently 0.60%.

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments and derivative financial instruments. Liabilities relating to the Group’s deferred compensation plan are excluded; their settlement is funded entirely by the realisation of the related deferred compensation plan investments and no net cash flow arises.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2024	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	17	–	–	–	17

Bonds	482	531	1,859	837	3,709

Lease liabilities	52	50	139	3,125	3,366

Trade and other payables (excluding deferred and contingent purchase consideration)	589	1	1	3	594

Contingent purchase consideration	–	39	42	–	81

Financial guarantee contracts	31	–	–	–	31

Derivative financial instruments:

Currency swaps hedging bonds inflows	(66)	(66)	(1,324)	(837)	(2,293)

Currency swaps hedging bonds outflows	101	100	1,457	916	2,574

Forward currency contract inflows	–	–	(431)	–	(431)

Forward currency contract outflows	–	–	425	–	425

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	More than 5 years	Total
31 December 2023	$m	$m	$m	$m	$m

Non-derivative financial liabilities:

Bank overdrafts	44	–	–	–	44

Bonds	644	464	1,681	694	3,483

Lease liabilities	57	52	130	3,164	3,403

Trade and other payables (excluding deferred and contingent purchase consideration)	651	1	3	2	657

Deferred and contingent purchase consideration	13	–	81	–	94

Financial guarantee contracts	50	–	–	–	50

Derivative financial instruments:

Currency swaps hedging bonds inflows	(604)	(41)	(664)	(694)	(2,003)

Currency swaps hedging bonds outflows	653	59	704	696	2,112

Forward currency contract inflows	–	–	(438)	–	(438)

Forward currency contract outflows	–	–	425	–	425

Credit risk
Credit risk
Credit risk on cash and cash equivalents is minimised by operating a policy on the investment of surplus cash that generally restricts counterparties to those with a
BBB-
credit rating or better or those providing adequate security. The Group uses long-term credit ratings from S&P, Moody’s and Fitch Ratings as a basis for setting its counterparty limits.
In order to manage the Group’s credit risk exposure, the treasury function sets counterparty exposure limits using metrics including credit ratings, the relative placing of credit default swap pricings, tier 1 capital and share price volatility of the relevant counterparty.
Repurchase agreements are fully collateralised investments, with a maturity of three months or less. The Group accepts only government or supranational bonds where the lowest credit rating is
AA-
or better as collateral. In the event of default, ownership of these securities would revert to the Group. The securities held as collateral are to protect against default by the counterparty.
The Group’s exposure to credit risk arises from default of the counterparty, with the maximum exposure equal to the carrying amount of each financial asset, including derivative financial instruments. The expected credit loss on cash and cash equivalents is considered to be immaterial.

The table below analyses the Group’s short-term deposits, money market funds and repurchase agreement collateral classified as cash and cash equivalents by counterparty credit rating:

31 December 2024	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	41	107	249	–	14	411

Money market funds	415	–	–	–	–	–	–	–	415

Repurchase agreement collateral	26	9	2	3	–	–	–	–	40

31 December 2023	AAA $m	AA+ $m	AA $m	AA- $m	A+ $m	A $m	A- $m	BBB+ and below $m	Total $m

Short-term deposits	–	–	–	129	147	258	77	21	632

Money market funds	375	–	–	–	–	–	–	–	375

Repurchase agreement collateral	110	6	–	20	–	–	–	–	136

Capital risk management
Capital risk management
The Group’s capital structure consists of net debt, issued share capital and reserves. The structure is managed with the objective of maintaining an investment grade credit rating, to provide ongoing returns to shareholders and to service debt obligations, while maintaining maximum operational flexibility and ensuring the Group is able to continue as a going concern. A key characteristic of IHG’s managed and franchised business model is that it is highly cash generative, with a high return on capital employed. Surplus cash is either reinvested in the business, used to repay debt or returned to shareholders.
The Group’s debt is monitored on the basis of a cash flow leverage ratio, being net debt divided by adjusted EBITDA. The Group has a stated aim of maintaining this ratio at 2.5x to 3.0x. The ratio at 31 December 2024 (which differs from the ratio as calculated for covenant tests) was 2.34 (2023: 2.09).
The Group currently has a senior unsecured long-term credit rating of BBB from S&P and a Baa2 rating from Moody’s. In the event of the S&P rating being downgraded below
BBB-
(a downgrade of two levels) there would be an additional
step-up
coupon of 1.25% payable on the bonds maturing between 2025 and 2029 and in the event of the Moody’s rating being downgraded below Baa3 (a downgrade of two levels) there would be an additional step-up
coupon of 1.25% payable on the bonds maturing in 2029. The bonds maturing in 2031 do not have a step-up
coupon.